Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 96.5%
Communication Services 1.0%
Entertainment 0.3%
Cinemark Holdings, Inc.	76,316	881,450
Media 0.7%
Sinclair Broadcast Group, Inc. "A" (a)	119,751	2,210,603
Consumer Discretionary 14.6%
Auto Components 1.9%
Fox Factory Holding Corp.* (a)	63,429	5,239,870
Tenneco, Inc. "A"*	111,868	845,722
		6,085,592
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.*	13,590	1,592,748
K12, Inc.*	140,512	3,827,547
ServiceMaster Global Holdings, Inc.*	35,203	1,256,395
		6,676,690
Hotels, Restaurants & Leisure 1.3%
Hilton Grand Vacations, Inc.*	61,520	1,202,716
Jack in the Box, Inc.	38,892	2,881,508
		4,084,224
Household Durables 4.3%
Helen of Troy Ltd.*	29,890	5,636,058
iRobot Corp.* (a)	37,171	3,118,647
TopBuild Corp.*	42,279	4,810,082
		13,564,787
Internet & Direct Marketing Retail 0.3%
Grubhub, Inc.*	10,987	772,386
Leisure Products 1.3%
YETI Holdings, Inc.* (a)	93,801	4,008,117
Specialty Retail 3.1%
Burlington Stores, Inc.*	10,081	1,985,251
Camping World Holdings, Inc. "A" (a)	227,552	6,180,312
The Children's Place, Inc. (a)	33,473	1,252,560
Vroom, Inc.*	5,570	290,420
		9,708,543
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc.	9,441	761,889
Consumer Staples 3.0%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	28,608	4,277,468
Household Products 1.6%
Church & Dwight Co., Inc.	38,612	2,984,708
Spectrum Brands Holdings, Inc.	43,726	2,007,023
		4,991,731
Energy 0.4%
Energy Equipment & Services 0.0%
SEACOR Marine Holdings, Inc.*	54,796	139,730
Oil, Gas & Consumable Fuels 0.4%
Contango Oil & Gas Co.* (a)	529,476	1,212,500
Financials 4.6%
Banks 1.5%
South State Corp.	37,253	1,775,478
Synovus Financial Corp.	86,075	1,767,120
TriState Capital Holdings, Inc.*	84,962	1,334,753
		4,877,351
Capital Markets 1.2%
Affiliated Managers Group, Inc.	15,215	1,134,431
Moelis & Co. "A"	83,995	2,617,284
		3,751,715
Consumer Finance 0.7%
Green Dot Corp. "A"*	44,996	2,208,404
Insurance 1.2%
Progressive Corp.	45,332	3,631,546
Health Care 32.0%
Biotechnology 14.5%
Acceleron Pharma, Inc.*	23,613	2,249,611
Aimmune Therapeutics, Inc.* (a)	105,833	1,768,469
Amicus Therapeutics, Inc.*	72,726	1,096,708
Apellis Pharmaceuticals, Inc.* (a)	45,434	1,483,874
Arena Pharmaceuticals, Inc.*	44,221	2,783,712
Biohaven Pharmaceutical Holding Co., Ltd.*	44,023	3,218,522
BioMarin Pharmaceutical, Inc.*	47,127	5,812,644
Bluebird Bio, Inc.*	13,726	837,835
Blueprint Medicines Corp.*	28,334	2,210,052
ChemoCentryx, Inc.*	21,082	1,213,058
Emergent BioSolutions, Inc.*	45,368	3,587,702
Global Blood Therapeutics, Inc.* (a)	21,100	1,332,043
Heron Therapeutics, Inc.*	137,437	2,021,698
Immunomedics, Inc.*	9,576	339,373
Iovance Biotherapeutics, Inc.*	17,310	475,160
Ligand Pharmaceuticals, Inc.* (a)	21,586	2,414,394
Mirati Therapeutics, Inc.*	21,921	2,502,721
Momenta Pharmaceuticals, Inc.*	39,988	1,330,401
Neurocrine Biosciences, Inc.*	31,623	3,858,006
Retrophin, Inc.*	136,387	2,783,659
Ultragenyx Pharmaceutical, Inc.*	28,347	2,217,302
		45,536,944
Health Care Equipment & Supplies 6.9%
Cardiovascular Systems, Inc.*	75,741	2,389,629
Globus Medical, Inc. "A"*	38,038	1,814,793
Haemonetics Corp.*	13,754	1,231,808
iRhythm Technologies, Inc.*	21,775	2,523,505
Masimo Corp.*	26,859	6,123,583
Natus Medical, Inc.*	80,982	1,767,027
Nevro Corp.*	11,877	1,418,945
Quidel Corp.*	8,740	1,955,488
Tandem Diabetes Care, Inc.*	23,207	2,295,636
		21,520,414
Health Care Providers & Services 6.0%
AMN Healthcare Services, Inc.*	84,857	3,838,931
HealthEquity, Inc.*	24,766	1,453,021
Molina Healthcare, Inc.*	25,151	4,476,375
Option Care Health, Inc.*	149,597	2,076,407
Providence Service Corp.*	49,609	3,914,646
RadNet, Inc.*	165,276	2,622,930
Tivity Health, Inc.*	37,104	420,388
		18,802,698
Health Care Technology 2.5%
HMS Holdings Corp.* (a)	160,537	5,199,793
Livongo Health, Inc.* (a)	32,656	2,455,405
Schrodinger, Inc.*	2,639	241,653
		7,896,851
Pharmaceuticals 2.1%
ANI Pharmaceuticals, Inc.*	47,170	1,525,478
Avadel Pharmaceuticals PLC (ADR)* (a)	79,006	638,369
Pacira BioSciences, Inc.*	76,241	4,000,365
Reata Pharmaceuticals, Inc. "A"*	3,264	509,249
		6,673,461
Industrials 14.6%
Aerospace & Defense 1.6%
Ducommun, Inc.*	144,631	5,043,283
Building Products 2.1%
AZEK Co., Inc.*	12,678	403,921
Masonite International Corp. *	78,901	6,136,920
		6,540,841
Commercial Services & Supplies 2.1%
MSA Safety, Inc.	27,007	3,090,681
The Brink's Co.	74,440	3,387,764
		6,478,445
Construction & Engineering 1.2%
MasTec, Inc.* (a)	86,046	3,860,884
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	53,498	1,888,479
Thermon Group Holdings, Inc.*	172,271	2,509,989
		4,398,468
Machinery 1.4%
Hillenbrand, Inc.	71,695	1,940,784
Hyster-Yale Materials Handling, Inc.	43,754	1,691,529
Kennametal, Inc.	30,363	871,722
		4,504,035
Professional Services 1.3%
Kforce, Inc.	133,921	3,917,189
Mistras Group, Inc.*	17,350	68,533
		3,985,722
Trading Companies & Distributors 3.5%
H&E Equipment Services, Inc.	132,333	2,445,514
Rush Enterprises, Inc. "A"	153,597	6,368,131
Titan Machinery, Inc.*	204,635	2,222,336
		11,035,981
Information Technology 19.9%
Communications Equipment 1.2%
Lumentum Holdings, Inc.*	46,130	3,756,366
IT Services 2.6%
MAXIMUS, Inc.	74,339	5,237,183
WEX, Inc.*	9,244	1,525,352
WNS Holdings Ltd. (ADR)*	27,256	1,498,535
		8,261,070
Semiconductors & Semiconductor Equipment 4.6%
Advanced Energy Industries, Inc.*	42,567	2,885,617
Cabot Microelectronics Corp.	19,057	2,659,214
Entegris, Inc.	29,901	1,765,654
Inphi Corp.*	48,878	5,743,165
Semtech Corp.*	24,071	1,256,987
		14,310,637
Software 11.5%
Agilysys, Inc.*	215,385	3,864,007
Aspen Technology, Inc.*	28,156	2,917,243
Cornerstone OnDemand, Inc.*	77,374	2,983,541
Envestnet, Inc.*	57,666	4,240,758
Five9, Inc.*	53,689	5,941,762
Intelligent Systems Corp.* (a)	21,055	717,554
Proofpoint, Inc.*	25,358	2,817,781
QAD, Inc. "A"	95,042	3,923,334
Tyler Technologies, Inc.*	8,394	2,911,711
Varonis Systems, Inc.* (a)	65,561	5,800,837
		36,118,528
Materials 2.0%
Chemicals 0.2%
Trinseo SA	29,121	645,321
Construction Materials 1.1%
Eagle Materials, Inc.	43,066	3,024,095
U.S. Concrete, Inc.*	22,100	548,080
		3,572,175
Metals & Mining 0.7%
Cleveland-Cliffs, Inc. (a)	401,421	2,215,844
Real Estate 4.4%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	65,533	2,378,848
EastGroup Properties, Inc.	15,720	1,864,549
Essential Properties Realty Trust, Inc.	135,354	2,008,653
Four Corners Property Trust, Inc.	77,435	1,889,414
National Storage Affiliates Trust	46,732	1,339,339
QTS Realty Trust, Inc. "A" (a)	65,305	4,185,398
		13,666,201
Total Common Stocks (Cost $260,177,646)		302,668,895
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	419,679
Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $1,331,593)	14,644	1,639,396
Securities Lending Collateral 10.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (c) (d) (Cost $33,322,053)	33,322,053	33,322,053
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.12% (c) (Cost $8,280,337)	8,280,337	8,280,337
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $303,323,729)	110.4	346,330,360
Other Assets and Liabilities, Net	(10.4)	(32,688,315)
Net Assets	100.0	313,642,045

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 10.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (c) (d)
16,349,929	16,972,124 (e)	—	—	—	191,319	—	33,322,053	33,322,053
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.12% (c)
6,299,058	31,961,260	29,979,981	—	—	36,051	—	8,280,337	8,280,337
22,648,987	48,933,384	29,979,981	—	—	227,370	—	41,602,390	41,602,390

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $32,679,101, which is 10.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$302,668,895	$—	$—	$302,668,895
Convertible Preferred Stocks	—	—	419,679	419,679
Exchange-Traded Funds	1,639,396	—	—	1,639,396
Short-Term Investments (f)	41,602,390	—	—	41,602,390
Total	$345,910,681	$—	$419,679	$346,330,360

(f)	See Investment Portfolio for additional detailed categorizations.